COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Minimum Rental Payments Under Operating Lease Agreements	The minimum rental payments are as follows:
Year

2015	$1,361
2016	$1,305
2017 - 2020	$4,794